Auditor's Remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Summary of Auditor's Remuneration

	$ million
	2019	2018	2017
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	32	31	27
Other audit fees, principally in respect of audits of accounts of subsidiaries	18	16	21
Total audit fees	50	47	48
Audit-related fees	4	5	4
Fees in respect of other non-audit services	—	1	1
Total	54	53	53

In addition, the auditor provided audit services to retirement benefit plans for employees of subsidiaries. Remuneration paid by those benefit plans amounted to $1 million in 2019 (2018: $1 million; 2017: $1 million).